Financial instruments risks - Progress of LtSCD ratios (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	88.90%	59.70%
Max
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	88.90%	80.30%
Min
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	57.70%	58.20%
Avg
Table Of The Progress Of LtSCD Ratios [Line Items]
LtSCD Closing	74.60%	62.70%